Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 10, 2025	May 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Feb. 12, 2024	Nov. 30, 2023
Related Party Transactions [Line Items]
Principal amount							$ 628,708	$ 107,136	$ 640,000	$ 50,000	$ 640,000
Operating expenses			$ 371,364	$ 354,747	$ 1,481,907	$ 1,021,684	$ 1,298,406	1,375,761
Repaid of related party					12,058
Promissory Notes [Member]
Related Party Transactions [Line Items]
Maturity date	Sep. 30, 2025						Sep. 30, 2025
Interest rate	8.00%						8.00%
Principal amount	$ 36,912	$ 5,000
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party			36,912		36,912		$ 5,000
Interest expense related party			$ 744	$ 0	1,650	0
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Operating expenses					15,247
Repaid of related party					7,058
Chief Executive Officer [Member] | Promissory Notes [Member]
Related Party Transactions [Line Items]
Accrued interest		$ 165
Thornhill Advisory Group, Inc [Member] | CFO Agreement [Member]
Related Party Transactions [Line Items]
Repaid of related party					56,250	41,250
Jose Antonio Reyes [Member]
Related Party Transactions [Line Items]
Repaid of related party					$ 3,750	$ 11,250